State Street Bank and Trust Company
Legal Services Department
4 Copley Place, 5th Floor
Boston, MA 02116
February 26, 2010
VIA EDGAR
U.S. Securities and Exchange Commission
Judiciary Plaza
100 F Street, N.E.
Washington, D.C. 20549

Re:	The Taiwan Fund, Inc. (the “Fund”) File No. 811-04893
Dear Sir/Madam:
On behalf of the above referenced Fund, transmitted herewith for filing pursuant to Rule 14a-6(a) of Regulation 14A under the Securities Exchange Act of 1934 (the “1934 Act”) is a preliminary copy of the Notice and Proxy Statement to be sent to stockholders in connection with the Annual Meeting of Stockholders of the Fund to be held on April 26, 2010. The close of business on March 5, 2010 is the record date for the determination of stockholders entitled to notice of and to vote at the meeting or any adjournments thereof. The meeting will be held for the following purposes:
     (1) To elect seven directors to serve for the ensuing year.
     (2) To approve the proposed Investment Advisory and Management Agreement between the Fund and Martin Currie Inc., the proposed adviser.
     (3) To approve an amendment to the Fund’s Restated Certificate of Incorporation, increasing the number of authorized shares of Common Stock from 20,000,000 to 100,000,000.
     (4) To transact such other business as may properly come before the Meeting or any adjournments thereof.
Pursuant to Rule 14a-6(i)(2) of the 1934 Act, no fee is required for this filing.
If you have any questions concerning this filing, you may contact me at (617) 662-1118.
Very truly yours,

/s/Elizabeth A. Watson
Elizabeth A. Watson
Vice President and Managing Counsel
Enclosures